OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of Revenues and Operating Loss by Segments

	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2021
Revenues	$628	$40	$183	$79	$930

Operating loss	$(12,248)	$(169)	$(10,087)	$(8,449)	$(30,953)

Net financing income					$521

Loss before taxes on income					$(30,432)

	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2020
Revenues	$862	$33	$75	$70	$1,040

Operating loss	$(8,687)	$(333)	$(4,669)	$(11,125)	$(24,814)

Net financing expenses					$(1,360)

Loss before taxes on income					$(26,174)

	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2019
Revenues	$651	$26	$-	$76	$753

Operating loss	$(10,062)	$(419)	$(3,219)	$(7,466)	$(21,166)

Net financing income					$2,075

Loss before taxes on income					$(19,091)

Schedule of Major Customers
Revenues from major customers each of whom amounts to 10% or more of total revenues. The revenues from major customers detailed below were recorded in the Agriculture segment:

	Year ended December 31,
	2021	2020	2019

Customer A (subsidiary shareholder)	35%	48%	33%
Customer B	-	-	24%
Customer C	-	-	13%
Customer D	*) -	*)-	13%
Customer E	20%	17%	-
Customer F	17%	-	-

*) Represents an amount lower than 10%.

See also Note 22a.

Schedule of Geographical Information
Revenues based on the location of the customers, are as follows:

	Year ended December 31,
	2021	2020	2019

United States	56%	65%	33%
Israel	38%	22%	35%
Brazil	2%	11%	28%
Other	4%	2%	4%

	100%	100%	100%

Schedule of Percentage of Non-Current Assets
The carrying amounts of non-current assets (right-of-use-assets, property, plant and equipment property and intangible assets) in the Company's country of domicile (Israel) and in the United States based on the location of the assets, are as follows:

	December 31,
	2021	2020	2019

United States	81%	82%	79%
Israel	19%	18%	21%

	100%	100%	100%